Trade and other payables - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Bottom of Range
Disclosure of detailed information about borrowings [line items]
Trade payables settlement period	0 days
Other payables settlement period	1 month
Top of Range
Disclosure of detailed information about borrowings [line items]
Trade payables settlement period	90 days
Other payables settlement period	2 months